Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.35%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Elfun Tax-Exempt Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.28%	0.44%	1.98%
Elfun Tax-Exempt Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.26%	0.11%	1.63%
Elfun Tax-Exempt Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.57%	0.85%	2.04%